Acquisitions and disposals of subsidiaries (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Impact of Acquisitions and Disposals on Consolidated Statements
The table below summarizes the impact of acquisitions and disposals on the statement of financial position and cash flows of AB InBev for the six-month
period ended 30 June 2021 and 30 June 2020:

Million US dollar	2021 Acquisitions	2020 Acquisitions	2021 Disposals	2020 Disposals
Non-current assets
Property, plant and equipment	—	3	(5)	—
Intangible assets	—	14	—	—

Current assets
Inventories	—	5	(7)	—
Trade and other receivables	—	3	(6)	—
Cash and cash equivalents	—	—	(5)	—

Non-current liabilities
Interest-bearing loans and borrowings	—	(1)	—	—
Trade and other payables	—	(24)	—	—

Current liabilities
Interest-bearing loans and borrowings		(1)		—
Trade and other payables	—	(5)	10	—

Net identifiable assets and liabilities	—	(6)	(13)	—

Non-controlling interest	—	—	—	—

Goodwill on acquisitions and goodwill disposed of	—	73	—	—
Loss/(gain) on disposal	—	—	1	—
Consideration to be (paid)/received	—	(8)	—	—
Net cash paid/(received) on prior years acquisitions/(disposals)	210	145	—	—

Consideration paid/(received)	210	204	(12)	—

Cash (acquired)/disposed of	—	—	5	—

Net cash outflow / (inflow)	210	204	(7)	—